UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime 2015, Maxim SecureFoundationSM Lifetime 2025,
 Maxim SecureFoundationSM Lifetime 2035, Maxim SecureFoundationSM Lifetime 2045,
 and Maxim SecureFoundationSM Lifetime 2055 Portfolios

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

Maxim Series Fund, Inc.
Financial Reports for the Six Months Ended June 30, 2010
Maxim SecureFoundation SM Lifetime 2015, Maxim SecureFoundationSM Lifetime 2025, Maxim SecurefoudnationSM Lifetime 2035, Maxim SecureFoundationSM Lifetime 2045, and Maxim SecureFoundationSM Lifetime 2055 Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM	MAXIM	MAXIM
	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM
	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME
	2015	2025	2035	2045	2055
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS:
Investments at market value, affiliated (1)	$5,876,101	$2,616,621	$2,130,202	$615,305	$55,716
Investments at market value, unaffiliated (2)	1,130,525	708,305	880,401	310,084	32,335

Total assets	7,006,626	3,324,926	3,010,603	925,389	88,051

LIABILITIES:
Fees payable	738	364	302	72	6

NET ASSETS	$7,005,888	$3,324,562	$3,010,301	$925,317	$88,045

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$72,998	$35,194	$32,574	$10,090	$964
Additional paid-in capital	7,247,810	3,482,298	3,168,557	984,736	93,104
Net unrealized depreciation on investments	(304,685)	(178,374)	(183,977)	(62,467)	(6,346)
Overdistributed net investment income	(126)	(69)	(50)	(9)	(11)
Accumulated net realized gain (loss) on investments	(10,109)	(14,487)	(6,803)	(7,033)	334

NET ASSETS
Class G	$13,216	$12,298	$11,915	$11,670	$16,019
Class G1	$6,992,672	$3,312,264	$2,998,386	$913,647	$72,026

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class G	$9.56	$9.41	$9.22	$9.16	$9.13
Class G1	$9.60	$9.45	$9.24	$9.17	$9.13

SHARES OF CAPITAL STOCK:
Authorized
Class G	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Class G1	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Outstanding
Class G	1,383	1,307	1,292	1,274	1,755
Class G1	728,602	350,631	324,450	99,621	7,884

(1) Cost of investments, affiliated	$6,122,106	$2,760,160	$2,271,511	$660,351	$59,055
(2) Cost of investments, unaffiliated	1,189,205	743,140	923,069	327,505	35,342

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

	MAXIM	MAXIM	MAXIM	MAXIM	MAXIM
	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM	SECUREFOUNDATIONSM
	LIFETIME	LIFETIME	LIFETIME	LIFETIME	LIFETIME
	2015	2025	2035	2045	2055
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Dividends, affiliated	$41,068	$17,849	$13,567	$3,856	$308

EXPENSES:
Management fees	491	259	196	58	17
Distribution fees - Class G1	402	209	157	42	8

Total expenses	893	468	353	100	25

Less amount waived by distributor	6	6	6	6	6

Net expenses	887	462	347	94	19

NET INVESTMENT INCOME	40,181	17,387	13,220	3,762	289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	(6,885)	(8,346)	(4,526)	(4,090)	30
Net realized gain (loss) on investments, unaffiliated	(3,272)	(6,179)	(2,300)	(2,964)	284
Change in net unrealized depreciation on investments	(304,569)	(178,313)	(183,981)	(62,457)	(6,306)

Net realized and unrealized loss on investments	(314,726)	(192,838)	(190,807)	(69,511)	(5,992)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(274,545)	$(175,451)	$(177,587)	$(65,749)	$(5,703)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM		MAXIM SECUREFOUNDATIONSM		MAXIM SECUREFOUNDATIONSM
	LIFETIME 2015 PORTFOLIO		LIFETIME 2025 PORTFOLIO		LIFETIME 2035 PORTFOLIO
	2010	2009	2010	2009	2010	2009
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$40,181	$286	$17,387	$314	$13,220	$356
Net realized gain (loss) on investments	(10,157)	8	(14,525)	9	(6,826)	10
Capital gain distributions received		40		29		13
Change in net unrealized appreciation (depreciation) on investments	(304,569)	(116)	(178,313)	(61)	(183,981)	4

Net increase (decrease) in net assets resulting from operations	(274,545)	218	(175,451)	291	(177,587)	383

DISTRIBUTIONS:
From net investment income
Class G	(131)	(143)	(102)	(157)	(66)	(178)
Class G1	(40,176)	(143)	(17,354)	(157)	(13,204)	(178)

Total distributions	(40,307)	(286)	(17,456)	(314)	(13,270)	(356)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	1,101	12,500	299	12,500	171	12,500
Class G1	7,661,743	12,500	4,259,988	12,500	3,305,765	12,500
Reinvestment of distributions
Class G	131	143	102	157	66	178
Class G1	40,176	143	17,354	157	13,204	178
Redemptions of shares
Class G	(49)				(2)
Class G1	(407,580)		(785,565)		(143,429)
						0
Net increase in net assets resulting from share transactions	7,295,522	25,286	3,492,178	25,314	3,175,775	25,356

Total increase in net assets	6,980,670	25,218	3,299,271	25,291	2,984,918	25,383

NET ASSETS:
Beginning of period	25,218	0	25,291	0	25,383	0

End of period (1)	$7,005,888	$25,218	$3,324,562	$25,291	$3,010,301	$25,383

OTHER INFORMATION:

SHARES:
Sold
Class G	109	1,250	30	1,250	17	1,250
Class G1	764,629	1,250	427,456	1,250	336,663	1,250
Issued in reinvestment of distributions
Class G	14	15	11	16	7	18
Class G1	4,172	15	1,829	16	1,421	18
Redeemed
Class G	(5)
Class G1	(41,464)		(79,920)		(14,902)

Net increase	727,455	2,530	349,406	2,532	323,206	2,536

(1) Including overdistributed net investment income	$(126)	$0	$(69)	$0	$(50)	$0

See notes to financial statements.						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM		MAXIM SECUREFOUNDATIONSM
	LIFETIME 2045 PORTFOLIO		LIFETIME 2055 PORTFOLIO
	2010	2009	2010	2009
	UNAUDITED		UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,762	$378	$289	$397
Net realized gain (loss) on investments	(7,054)	11	314	11
Capital gain distributions received		10		9
Change in net unrealized (depreciation) on investments	(62,457)	(10)	(6,306)	(40)

Net increase (decrease) in net assets resulting from operations	(65,749)	389	(5,703)	377

DISTRIBUTIONS:
From net investment income
Class G	(54)	(189)	(68)	(199)
Class G1	(3,717)	(189)	(232)	(198)

Total distributions	(3,771)	(378)	(300)	(397)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	36	12,500	4,483	12,500
Class G1	1,057,636	12,500	71,895	12,500
Reinvestment of distributions
Class G	54	189	68	199
Class G1	3,717	189	232	198
Redemptions of shares
Class G	(35)
Class G1	(91,960)		(8,007)

Net increase in net assets resulting from share transactions	969,448	25,378	68,671	25,397

Total increase in net assets	899,928	25,389	62,668	25,377

NET ASSETS:
Beginning of period	25,389	0	25,377	0

End of period (1)	$925,317	$25,389	$88,045	$25,377
				0
OTHER INFORMATION:

SHARES:
Sold
Class G	3	1,250	478	1,250
Class G1	107,798	1,250	7,431	1,250
Issued in reinvestment of distributions
Class G	6	18	7	20
Class G1	404	18	25	20
Redeemed
Class G	(3)
Class G1	(9,849)		(842)

Net increase	98,359	2,536	7,099	2,540

(1) Including overdistributed net investment income	(9)	$0	$(11)	$0

See notes to financial statements.				(Concluded)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
			Period from November 13,				Period from November 13,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.97		$10.00		$9.97		$10.00

Income from Investment Operations

Net investment income	0.08		0.11		0.04		0.11
Capital gain distributions received			0.02				0.02

Total Distributions received	0.08		0.13		0.04		0.13

Net realized and unrealized loss
on investments	(0.39)		(0.05)		(0.35)		(0.05)

Total Income (loss) From
Investment Operations	(0.31)		0.08		(0.31)		0.08

Less Distributions

From net investment income	(0.10)		(0.11)		(0.06)		(0.11)

Net Asset Value, End of Period	$9.56		$9.97		$9.60		$9.97

Total Return ±	(3.15%)	^	0.83%	^	(3.15%)	^ #	0.83%	^ #

Net Assets, End of Period ($000)	$13		$13		$6,993		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.74%	*	8.63%	*	9.50%	*	8.55%	*
- After Reimbursement	N/A		N/A		9.50%	* §	8.63%	* §

Portfolio Turnover Rate ~	25.16%	^	1.15%	^	25.16%	^	1.15%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
			Period from November 13,				Period from November 13,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.99		$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.07		0.13		0.04		0.13
Capital gain distributions received			0.01				0.01

Total distributions received	0.07		0.14		0.04		0.14

Net realized and unrealized loss
on investments	(0.57)		(0.02)		(0.53)		(0.02)

Total Income (loss) From
Investment Operations	(0.50)		0.12		(0.49)		0.12

Less Distributions

From net investment income	(0.08)		(0.13)		(0.05)		(0.13)

Net Asset Value, End of Period	$9.41		$9.99		$9.45		$9.99

Total Return ±	(5.01%)	^	1.15%	^	(4.91%)	^ #	1.15%

Net Assets, End of Period ($000)	$12		$13		$3,312		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.39%	*	9.52%	*	7.91%	*	9.43%
- After Reimbursement	N/A		N/A		7.91%	* §	9.52%

Portfolio Turnover Rate ~	76.73%	^	1.26%	^	76.73%	^	1.26%

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
			Period from November 13,				Period from November 13,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$10.01		$10.00		$10.01		$10.00

Income from Investment Operations

Net investment income	0.04		0.14		0.03		0.14
Capital gain distributions received			0.01				0.01

Total distributions received	0.04		0.15		0.03		0.15

Net realized and unrealized loss
on investments	(0.78)		0.00		(0.76)		0.00

Total Income (loss) From
Investment Operations	(0.74)		0.15		(0.73)		0.15

Less Distributions

From net investment income	(0.05)		(0.14)		(0.04)		(0.14)

Net Asset Value, End of Period	$9.22		$10.01		$9.24		$10.01

Total Return ±	(7.38%)	^	1.51%	^	(7.28%)	^ #	1.51%	^ #

Net Assets, End of Period ($000)	$12		$13		$2,998		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.95%	*	10.78%	*	7.96%	*	10.70%	*
- After Reimbursement	N/A		N/A		7.96%	* §	10.78%	* §

Portfolio Turnover Rate ~	23.29%	^	1.35%	^	23.29%	^	1.35%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
			Period from November 13,				Period from November 13,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$10.01		$10.00		$10.01		$10.00

Income from Investment Operations

Net investment income	0.04		0.15		0.04		0.15

Total distributions received	0.04		0.15		0.04		0.15

Net realized and unrealized loss
on investments	(0.85)		0.01		(0.84)		0.01

Total Income (loss) From
Investment Operations	(0.81)		0.16		(0.80)		0.16

Less Distributions

From net investment income	(0.04)		(0.15)		(0.04)		(0.15)

Net Asset Value, End of Period	$9.16		$10.01		$9.17		$10.01

Total Return ±	(8.06%)	^	1.60%	^	(8.04%)	^ #	1.60%	^ #

Net Assets, End of Period ($000)	$12		$13		$914		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.22%	* §	0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.79%	*	11.44%	*	8.33%	*	11.35%	*
- After Reimbursement	N/A		N/A		8.33%	* §	11.44%	* §

Portfolio Turnover Rate ~	55.57%	^	1.42%	^	55.57%	^	1.42%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G				Class G1
			Period from November 13,				Period from November 13,
	Six Months Ended		2009 (inception) to		Six Months Ended		2009 (inception) to
	June 30,		December 31,		June 30,		December 31,
	2010		2009		2010		2009
	UNAUDITED				UNAUDITED

Net Asset Value, Beginning of Period	$9.99		$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.04		0.16		0.03		0.16

Total distributions received	0.04		0.16		0.03		0.16

Net realized and unrealized loss
on investments	(0.86)		(0.01)		(0.86)		(0.01)

Total Income (loss) From
Investment Operations	(0.82)		0.15		(0.83)		0.15

Less Distributions

From net investment income	(0.04)		(0.16)		(0.03)		(0.16)

Net Asset Value, End of Period	$9.13		$9.99		$9.13		$9.99

Total Return ±	(8.22%)	^	1.48%	^	(8.31%)	^ #	1.48%	^ #

Net Assets, End of Period ($000)	$16		$13		$72		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	*	0.12%	*	0.22%	*	0.22%	*
- After Reimbursement	N/A		N/A		0.14%	* §	0.12%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.95%	*	12.02%	*	2.76%	*	11.93%	*
- After Reimbursement	N/A		N/A		2.84%	* §	12.02%	* §

Portfolio Turnover Rate ~	17.74%	^	1.48%	^	17.74%	^	1.48%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2045, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation.  Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth.  Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts (variable insurance contracts), to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer two share classes, referred to as Class G and Class G1 shares.  Class G shares are not subject to any distribution fees, while Class G1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by GWL&A.  The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio.  The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, so the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

The cost of investments sold is determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

For federal income tax purposes, each of the Portfolios intends to qualify as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to their shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.    Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  Each Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption ASC No. 2010-06 did not have an impact on each Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios.  The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 shares and for providing or arranging for the provision of services to Class G1 shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares.  GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 shares purchased by GW Capital Management, LLC in consideration for GW Capital Management, LLC providing initial capital to the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  There are currently no such investments.  Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A.  The following is a summary of those affiliated investments:

Below is a summary of the transactions for each underlying investment during the six months ended June 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim Bond Index Portfolio	190,584	$8,802	$2,707,943	$133,910	$1,324	$23,616	$2,588,132
Maxim Index 600 Portfolio	82,892	-	674,858	25,460	(1,601)	1,449	598,479
Maxim Money Market Portfolio	393,376	1,359	412,113	20,095	-	-	393,376
Maxim S&P 500® Index Portfolio	245,311	8,567	2,589,898	102,035	(6,608)	16,003	2,296,114

TOTAL					$(6,885)	$41,068	$5,876,101

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim Bond Index Portfolio	65,430	$6,307	$1,015,056	$134,849	$975	$8,114	$888,540
Maxim Index 600 Portfolio	51,036	-	454,883	53,205	(1,401)	890	368,482
Maxim Money Market Portfolio	87,342	630	1,575,363	13,280	-	-	87,342
Maxim S&P 500® Index Portfolio	135,925	9,912	99,992	200,646	(7,920)	8,845	1,272,257

TOTAL					$(8,346)	$17,849	$2,616,621

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim Bond Index Portfolio	27,125	$2,855	$381,300	$16,210	$178	$3,385	$368,360
Maxim Index 600 Portfolio	62,527	-	507,354	20,434	(1,122)	1,096	451,447
Maxim Money Market Portfolio	9,603	77	9,953	427	-	-	9,603
Maxim S&P 500® Index Portfolio	138,974	11,055	1,454,105	58,026	(3,582)	9,086	1,300,792

TOTAL					$(4,526)	$13,567	$2,130,202

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	6,153	$2,102	$89,766	$8,403	$102	$793	$83,557
Maxim Index 600 Portfolio	21,306	-	182,202	15,922	(1,156)	380	153,831
Maxim S&P 500® Index Portfolio	40,376	10,416	438,985	38,698	(3,036)	2,683	377,917

TOTAL					$(4,090)	$3,856	$615,305

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	6/30/2010

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	556	$1,999	$5,824	$353	$3	$78	$7,549
Maxim Index 600 Portfolio	2,148	-	16,905	436	22	33	15,507
Maxim S&P 500® Index Portfolio	3,489	9,446	25,997	241	5	197	32,660

TOTAL					$30	$308	$55,716

MAXIM SERIES FUND, INC.

SUMMARY OF INVESTMENTS BY ASSET CLASS
JUNE 30, 2010

SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	36.94%
International Equity	16.14%
Large-Cap Equity	32.77%
Small-Cap Equity	8.54%
Cash and Cash Equivalents	5.61%
100.00%

SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	26.73%
International Equity	21.30%
Large-Cap Equity	38.26%
Small-Cap Equity	11.08%
Cash and Cash Equivalents	2.63%
100.00%

SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	12.23%
International Equity	29.24%
Large-Cap Equity	43.21%
Small-Cap Equity	15.00%
Cash and Cash Equivalents	0.32%
100.00%

SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	9.03%
International Equity	33.51%
Large-Cap Equity	40.84%
Small-Cap Equity	16.62%
100.00%

SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO

% of Portfolio
Asset Class	Investments
Bond	8.57%
International Equity	36.72%
Large-Cap Equity	37.10%
Small-Cap Equity	17.61%
100.00%

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
SecureFoundationSM Lifetime 2015	$7,641,639	$345,508
SecureFoundationSM Lifetime 2025	4,010,480	518,010
SecureFoundationSM Lifetime 2035	3,311,830	135,806
SecureFoundationSM Lifetime 2045	1,065,351	95,843
SecureFoundationSM Lifetime 2055	74,796	6,133

4.	UNREALIZED APPRECIATION (DEPRECIATION)

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation
SecureFoundationSM Lifetime 2015	$7,323,183	$5,112	$(321,669)	$(316,557)
SecureFoundationSM Lifetime 2025	3,519,595	1,892	(196,561)	(194,669)
SecureFoundationSM Lifetime 2035	3,202,221	353	(191,971)	(191,618)
SecureFoundationSM Lifetime 2045	995,460	47	(70,118)	(70,071)
SecureFoundationSM Lifetime 2055	94,474	36	(6,459)	(6,423)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2010 were as follows:

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

82,892	Maxim Index 600 Portfolio	$598,479
245,311	Maxim S&P 500® Index Portfolio	2,296,114
104,485	Ridgeworth International Equity Index Fund I	1,130,525

TOTAL EQUITY MUTUAL FUNDS -- 57.46%		4,025,118
(Cost $4,334,916)

BOND MUTUAL FUNDS

190,584	Maxim Bond Index Portfolio	$2,588,132

TOTAL BOND MUTUAL FUNDS -- 36.94%		2,588,132
(Cost $2,583,019)

MONEY MARKET MUTUAL FUNDS

393,376	Maxim Money Market Portfolio	393,376

TOTAL MONEY MARKET MUTUAL FUNDS -- 5.61%		393,376
(Cost $393,376)

TOTAL INVESTMENTS --- 100.01%		$7,006,626
(Cost $7,311,311)

LIABILITIES--- (0.01)%		$(738)

TOTAL NET ASSETS--- 100%		$7,005,888
(Cost $7,311,311)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

51,036	Maxim Index 600 Portfolio	$368,482
135,925	Maxim S&P 500® Index Portfolio	1,272,257
65,463	Ridgeworth International Equity Index Fund I	708,305

TOTAL EQUITY MUTUAL FUNDS -- 70.65%		2,349,044
(Cost $2,529,311)

BOND MUTUAL FUNDS

65,430	Maxim Bond Index Portfolio	$888,540

TOTAL BOND MUTUAL FUNDS -- 26.73%		888,540
(Cost $886,647)

MONEY MARKET MUTUAL FUNDS

87,342	Maxim Money Market Portfolio	87,342

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.63%		87,342
(Cost $87,342)

TOTAL INVESTMENTS --- 100.01%		$3,324,926
(Cost $3,503,300)

LIABILITIES--- (0.01)%		$(364)

TOTAL NET ASSETS--- 100%		$3,324,562
(Cost $3,503,300)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

62,527	Maxim Index 600 Portfolio	$451,447
138,974	Maxim S&P 500® Index Portfolio	1,300,792
81,368	Ridgeworth International Equity Index Fund I	880,401

TOTAL EQUITY MUTUAL FUNDS -- 87.45%		2,632,640
(Cost $2,816,971)

BOND MUTUAL FUNDS

27,125	Maxim Bond Index Portfolio	$368,360

TOTAL BOND MUTUAL FUNDS -- 12.24%		368,360
(Cost $368,006)

MONEY MARKET MUTUAL FUNDS

9,603	Maxim Money Market Portfolio	9,603

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.32%		9,603
(Cost $9,603)

TOTAL INVESTMENTS --- 100.01%		$3,010,603
(Cost $3,194,580)

LIABILITIES--- (0.01)%		$(302)

TOTAL NET ASSETS--- 100%		$3,010,301
(Cost $3,194,580)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

21,306	Maxim Index 600 Portfolio	$153,831
40,376	Maxim S&P 500® Index Portfolio	377,917
28,658	Ridgeworth International Equity Index Fund I	310,084

TOTAL EQUITY MUTUAL FUNDS -- 90.98%		841,832
(Cost $904,347)

BOND MUTUAL FUNDS

6,153	Maxim Bond Index Portfolio	$83,557

TOTAL BOND MUTUAL FUNDS -- 9.03%		83,557
(Cost $83,509)

TOTAL INVESTMENTS --- 100.01%		$925,389
(Cost $987,856)

LIABILITIES--- (0.01)%		$(72)

TOTAL NET ASSETS--- 100%		$925,317
(Cost $987,856)

See notes to financial statements.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,148	Maxim Index 600 Portfolio	$15,507
3,489	Maxim S&P 500® Index Portfolio	32,660
2,988	Ridgeworth International Equity Index Fund I	32,335

TOTAL EQUITY MUTUAL FUNDS -- 91.44%		80,502
(Cost $86,885)

BOND MUTUAL FUNDS

556	Maxim Bond Index Portfolio	$7,549

TOTAL BOND MUTUAL FUNDS -- 8.57%		7,549
(Cost $7,512)

TOTAL INVESTMENTS --- 100.01%		$88,051
(Cost $94,397)

LIABILITIES--- (0.01)%		$(6)

TOTAL NET ASSETS--- 100%		$88,045
(Cost $94,397)

See notes to financial statements.

		(Concluded)

SHAREHOLDER EXPENSE EXAMPLE
Maxim SecureFoundation Lifetime 2015 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(6/30/10)	(12/31/09-6/30/10)
Class G
Actual	$1,000.00	$968.45	$0.59

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class G1
Actual	$1,000.00	$968.47	$1.07

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim SecureFoundation Lifetime 2025 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(6/30/10)	(12/31/09-6/30/10)
Class G
Actual	$1,000.00	$949.85	$0.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class G1
Actual	$1,000.00	$950.93	$1.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim SecureFoundation Lifetime 2035 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(6/30/10)	(12/31/09-6/30/10)
Class G
Actual	$1,000.00	$926.25	$0.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class G1
Actual	$1,000.00	$927.16	$1.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim SecureFoundation Lifetime 2045 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(6/30/10)	(12/31/09-6/30/10)
Class G
Actual	$1,000.00	$919.37	$0.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class G1
Actual	$1,000.00	$919.61	$1.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.70	$1.10

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim SecureFoundation Lifetime 2055 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2009)	(6/30/10)	(12/31/09-6/30/10)
Class G
Actual	$1,000.00	$917.79	$0.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class G1
Actual	$1,000.00	$916.87	$0.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$0.70

*Expenses are equal to the Portfolio's annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the investment period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance
The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares. With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios. With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio. The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors
The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010